Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs ETF Trust
Prospectus Date	rr_ProspectusDate	May 11, 2020
Document Creation Date	dei_DocumentCreationDate	May 11, 2020